OPERATING LEASES -Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating Leases [Line Items]
Lease Cost	$ 2,529
Total Expenses under Operating Leases	2,529
Rental Income	2,807	$ 1,727	$ 1,571
Amortization of prepaid land leases	384
Selling and Marketing Expense [Member]
Operating Leases [Line Items]
Lease Cost	881	1,013	596
General and Administrative Expense [Member]
Operating Leases [Line Items]
Lease Cost	1,052	627	1,182
Research and Development Expense [Member]
Operating Leases [Line Items]
Lease Cost	$ 596	$ 338	$ 515